Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS
September 30, 2023

Principal Amount ($)		Reference Asset	Coupon Rate (%)	Maturity Date
	STRUCTURED NOTES - 87.6%
	APPAREL & FOOTWEAR WHOLESELLERS - 2.9%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Crocs, Inc.	21.50	7/24/2024	$ 443,700

	APPLICATION SOFTWARE - 9.8%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	BILL Holdings, Inc.	23.00	4/2/2024	499,350
500,000	HSBC USA, Inc. Callable Structured Note (a)(b)	RingCentral, Inc.	24.80	2/16/2024	490,850
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Zoom Video Communications Inc	21.00	6/27/2024	493,900
					1,484,100

	AUTOMOTIVE RETAILERS - 6.4%
500,000	Canadian Imperial Bank of Commerce Callable Structured Note (a)(b)	Advance Auto Parts Inc.	20.00	8/21/2024	464,718
500,000	JPMorgan Chase Finance Co. LLC Callable Structured Note (a)(b)	Avis Budget Group Inc.	21.05	10/2/2024	500,000
					964,718
	BASE METALS - 6.7%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Lithium Americas Corp.	29.30	1/18/2024	546,600
500,000	Royal Bank of Canada Callable Structured Note (a)(b)	Alcoa Corporation	20.00	3/14/2024	464,400
					1,011,000
	BIOTECHNOLOGY - 3.0%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Moderna, Inc.	22.65	12/11/2023	463,550

	DATA & TRANSACTION PROCESSORS - 6.2%
500,000	Bbva Global Securities BV, Callable Structured Note (a)(b)	Block, Inc.	23.50	2/16/2024	428,300
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	StoneCo Ltd.	26.50	4/16/2024	511,200
					939,500
	DEPARTMENT STORES - 3.3%
250,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	Nordstrom, Inc.	22.00	9/19/2024	249,888
250,000	Bbva Global Securities Floating Rate Callable Structured Note (a)(b)	Macy's Inc.	20.48	9/26/2024	251,400
					501,288
	EXPLORATION & PRODUCTION - 3.5%
500,000	UBS A.G. Callable Structured Note (a)(b)	Callon Petroleum Company	26.05	10/18/2023	526,050

	INFRASTRUCTURE SOFTWARE - 4.9%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Cloudflare Inc.	21.50	8/26/2024	508,600
250,000	Societe Generale S.A. Callable Structured Note (a)(b)	MongoDB Inc	21.40	9/18/2024	240,925
					749,525
	INSTITUTIONAL BROKERAGE - 3.2%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Coinbase Global, Inc.	28.75	11/9/2023	490,900

	INTERNET MEDIA & SERVICES - 13.0%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Match Group Inc.	21.10	8/8/2024	481,150
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Lyft, Inc.	31.00	3/27/2024	496,200
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Snap Inc.	30.00	6/24/2024	464,400
500,000	Toronto-Dominion Bank (The) Callable Structured Note (a)(b)	Roku, Inc.	27.15	1/11/2024	530,200
					1,971,950

Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2023

Principal Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 87.6% (Continued)
	LIFE INSURANCE - 3.2%
500,000	BNP Paribas S.A. Callable Structured Note (a)(b)	Lincoln National Corp.	22.00	8/7/2024	$ 478,700

	ONLINE MARKETPLACE - 4.2%
500,000	Barclays Bank PLC, Callable Structured Note (a)(b)	Etsy Inc.	21.15	10/31/2024	426,100
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Chewy, Inc.	23.45	10/31/2023	208,050
					634,150
	RENEWABLE ENERGY EQUIPMENT- 7.4%
500,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	Sunrun, Inc.	25.00	2/8/2024	315,580
500,000	Credit Agricole Corporate & Investment Bank S.A., Callable Structured Note (a)(b)	SolarEdge Technologies, Inc.	21.65	10/2/2024	330,050
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Plug Power Inc	29.00	1/18/2024	474,300
					1,119,930
	SEMICONDUCTOR DEVICES - 2.7%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Wolfspeed, Inc.	26.90	10/13/2023	414,650

	SPECIALTY ONLINE RETAILERS - 1.6%
250,000	BNP Paribas S.A. Callable Structured Note (a)(b)	Wayfair Inc.	26.85	6/27/2024	245,750

	SPORTING GOODS - 2.4%
500,000	Societe Generale S.A. Callable Structured Note (a)(b)	Peloton Interactive, Inc.	35.00	7/29/2024	361,250

	STEEL PRODUCERS - 3.2%
500,000	Citigroup Global Markets Holdings, Inc. Callable Structured Note (a)(b)	Cleveland-Cliffs, Inc.	19.70	12/5/2023	478,400

	TOTAL STRUCTURED NOTES (Cost $14,500,000)				13,279,111
Shares
	SHORT-TERM INVESTMENT - 15.5%
	MONEY MARKET FUND - 15.5%
2,347,312	First American Government Obligations Fund Class X, 5.26% (c)				2,347,312
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,347,312)

	TOTAL INVESTMENTS - 103.1% (Cost - $16,847,312)				$ 15,626,423
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%				(473,128)
	NET ASSETS - 100.00%				$ 15,153,295

(a)	Fixed contingent rate security.
(b)	The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date on a quarterly basis if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.